Analysis of Allowance for Doubtful Accounts (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Receivables [Abstract]
Balance at beginning of the year	$ 56	341	2,121
Provision	83	502	538
Write-off of accounts receivable	(49)	(296)	(2,318)
Balance at the end of the year	$ 90	547	341